OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 3,446
2021	2,283
2022	1,251
2023	512
2024 and thereafter	2,571
Total minimum lease payments	$ 10,063